Notes Payable	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Notes Payable

(13) Notes Payable

As of December 31, 2012, Shandong Fuwei had banker's acceptances opened with a maturity from three to six months totaling RMB38,299 (US$6,147) for payment in connection with raw materials on a total deposits of RMB19,146 (US$2,592) at SPD Bank.

Notes payable consisted of the following:

Issuing bank	December 31, 2012		December 31, 2011
	RMB	US$	RMB
SPD Bank	38,299	6,147	-
	38,299	6,147	-